Guarantor and Non-Guarantor Financial Statements - Condensed Consolidating Statement of Comprehensive Income (Loss) (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013
Condensed Income Statements, Captions [Line Items]
Net sales	$ 251,497	$ 252,411	$ 503,121	$ 498,268
Cost of sales	211,872	211,605	430,929	418,756
Gross profit	39,625	40,806	72,192	79,512
Operating expenses
Selling, general and administrative	(16,544)	(20,025)	(34,703)	(45,328)
Amortization of acquired intangible assets	(5,548)	(5,543)	(11,095)	(11,087)
Restructuring costs, net	(4,268)	(1,789)	(8,377)	(2,109)
Trademark impairment loss	(38,000)		(38,000)
Operating (loss) income	(24,735)	13,449	(19,983)	20,988
Other expense
Interest (expense) income, net	(14,860)	(10,683)	(33,811)	(24,138)
Miscellaneous, net	(1,463)	674	(3,021)	(657)
(Loss) income before income taxes	(41,058)	3,440	(56,815)	(3,807)
Income tax (expense) benefit	15,458	(1,779)	18,673	411
Net (loss) income before equity in earnings of subsidiaries	(25,600)	1,661	(38,142)	(3,396)
Net (loss) income	(25,600)	1,661	(38,142)	(3,396)
Comprehensive (loss) income	(24,595)	2,188	(31,916)	(2,372)
Eliminations [Member]
Condensed Income Statements, Captions [Line Items]
Net sales	(45,784)	(33,801)	(82,989)	(61,789)
Cost of sales	(45,784)	(33,801)	(82,989)	(61,789)
Other expense
(Deficit) equity in earnings of subsidiaries	38,199	(15,330)	45,162	(13,566)
Net (loss) income	38,199	(15,330)	45,162	(13,566)
Comprehensive (loss) income	34,516	7,055	23,098	3,100
Parent Guarantor UCI Holdings Limited [Member]
Operating expenses
Selling, general and administrative	(57)		(57)
Operating (loss) income	(57)		(57)
Other expense
Interest (expense) income, net	(1,119)		(6,360)
Intercompany interest	504		996
Miscellaneous, net		(2)	1	(1)
(Loss) income before income taxes	(672)	(2)	(5,420)	(1)
Income tax (expense) benefit	(446)		(23)
Net (loss) income before equity in earnings of subsidiaries	(1,118)	(2)	(5,443)	(1)
(Deficit) equity in earnings of subsidiaries	(24,482)	1,663	(32,699)	(3,395)
Net (loss) income	(25,600)	1,661	(38,142)	(3,396)
Comprehensive (loss) income	(20,532)	(21,145)	(9,379)	(20,845)
Issuer UCI International [Member]
Condensed Income Statements, Captions [Line Items]
Cost of sales	(20)		(26)
Gross profit	20		26
Operating expenses
Selling, general and administrative	(88)	(1,168)	(270)	(6,170)
Operating (loss) income	(68)	(1,168)	(244)	(6,170)
Other expense
Interest (expense) income, net	(13,761)	(13,565)	(27,487)	(27,047)
Intercompany interest	5,569	5,569	11,137	11,137
(Loss) income before income taxes	(8,260)	(9,164)	(16,594)	(22,080)
Income tax (expense) benefit	3,257	3,023	6,185	7,734
Net (loss) income before equity in earnings of subsidiaries	(5,003)	(6,141)	(10,409)	(14,346)
(Deficit) equity in earnings of subsidiaries	(19,479)	7,804	(22,290)	10,951
Net (loss) income	(24,482)	1,663	(32,699)	(3,395)
Comprehensive (loss) income	(24,598)	2,190	(32,836)	(2,371)
Guarantor Subsidiaries [Member]
Condensed Income Statements, Captions [Line Items]
Net sales	236,480	237,559	472,634	470,012
Cost of sales	207,245	202,504	418,663	399,949
Gross profit	29,235	35,055	53,971	70,063
Operating expenses
Selling, general and administrative	(14,406)	(17,093)	(30,516)	(34,931)
Amortization of acquired intangible assets	(5,309)	(5,309)	(10,618)	(10,619)
Restructuring costs, net	(4,134)	(865)	(8,134)	(909)
Trademark impairment loss	(38,000)		(38,000)
Operating (loss) income	(32,614)	11,788	(33,297)	23,604
Other expense
Interest (expense) income, net	(1)	(4)	(6)	(8)
Intercompany interest	(6,011)	(5,495)	(12,009)	(10,984)
Miscellaneous, net	(1,530)	(1,378)	(3,096)	(2,706)
(Loss) income before income taxes	(40,156)	4,911	(48,408)	9,906
Income tax (expense) benefit	14,915	(2,970)	16,291	(4,965)
Net (loss) income before equity in earnings of subsidiaries	(25,241)	1,941	(32,117)	4,941
(Deficit) equity in earnings of subsidiaries	5,762	5,863	9,827	6,010
Net (loss) income	(19,479)	7,804	(22,290)	10,951
Comprehensive (loss) income	(19,595)	8,331	(22,427)	11,975
Non-Guarantor Subsidiaries [Member]
Condensed Income Statements, Captions [Line Items]
Net sales	60,801	48,653	113,476	90,045
Cost of sales	50,431	42,902	95,281	80,596
Gross profit	10,370	5,751	18,195	9,449
Operating expenses
Selling, general and administrative	(1,993)	(1,764)	(3,860)	(4,227)
Amortization of acquired intangible assets	(239)	(234)	(477)	(468)
Restructuring costs, net	(134)	(924)	(243)	(1,200)
Operating (loss) income	8,004	2,829	13,615	3,554
Other expense
Interest (expense) income, net	21	2,886	42	2,917
Intercompany interest	(62)	(74)	(124)	(153)
Miscellaneous, net	67	2,054	74	2,050
(Loss) income before income taxes	8,030	7,695	13,607	8,368
Income tax (expense) benefit	(2,268)	(1,832)	(3,780)	(2,358)
Net (loss) income before equity in earnings of subsidiaries	5,762	5,863	9,827	6,010
Net (loss) income	5,762	5,863	9,827	6,010
Comprehensive (loss) income	$ 5,614	$ 5,757	$ 9,628	$ 5,769